ING International Value Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 100) or the Statement of Additional Information (page 184).

Shareholder Fees Fees paid directly from your investment

Shareholder Fees ING International Value Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses ING International Value Fund		Class A	Class B	Class C	Class I	Class W
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.30%	1.00%	1.00%	none	none
Administrative Services Fees	[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses	[1]	0.22%	0.22%	0.22%	0.17%	0.22%
Total Annual Fund Operating Expenses	[1]	1.62%	2.32%	2.32%	1.27%	1.32%
Waivers and Reimbursements	[1][2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	[1]	1.60%	2.30%	2.30%	1.25%	1.30%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.80%, 2.50%, 2.50%, 1.50%, and 1.50% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2012. Effective February 11, 2011, the estimated management fee waiver for the Fund would be (0.02)%. There is no guarantee that the management fee waiver will continue after March 1, 2012. The management fee waiver will continue only if the adviser elects to renew it.

Expense Examples  $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example ING International Value Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	728	1,055	1,404	2,385
Class B	733	1,022	1,438	2,479
Class C	333	722	1,238	2,654
Class I	127	401	695	1,532
Class W	132	416	722	1,588

Expense Example, No Redemption ING International Value Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	728	1,055	1,404	2,385
Class B	233	722	1,238	2,479
Class C	233	722	1,238	2,654
Class I	127	401	695	1,532
Class W	132	416	722	1,588

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in foreign companies with market capitalizations greater than  $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The Fund holds common stocks, preferred stocks, depositary receipts, as well as convertible securities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Fund may invest in derivative instruments, including forwards, futures, options and swaps, among others. The Fund typically uses derivatives to hedge against currency risk and for purposes of cash equitization.

Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located in a number of different countries other than the United States, which may include countries with emerging securities markets.

Brandes Investment Partners, L.P. ("Brandes"), del Rey Global Investors, LLC ("del Rey"), and ING Investment Management Co. ("ING IM") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The three Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund's investment adviser, will determine the amount of assets allocated to Brandes, del Rey, and ING IM.

Brandes

Brandes applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens international companies across the globe. Brandes focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. Brandes also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that Brandes believes are selling at a significant discount to their true worth.

The Brandes portion of the Fund will typically invest, at the time of purchase, up to the greater of: (i) 20% of its assets in any one country or industry; or (ii) 150% of the weighting of the country or industry in the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

del Rey

del Rey seeks to generate long-term alpha by capitalizing on market inefficiencies by employing a high-quality intrinsic value approach. It employs a research-driven, bottom-up approach to security selection and portfolio construction. Companies are bought based on weighing their qualitative attractiveness versus the price that must be paid to obtain them. del Rey seeks to identify strong franchises that should be able to create value for shareholders under reasonable economic assumptions; invest in companies when they are attractively priced; build portfolios one stock at a time; and control risk by remaining well diversified.

del Rey seeks to invest in intrinsically undervalued non-U.S. companies with strong and/or improving business fundamentals. del Rey seeks to invest in approximately 35-60 companies whose capitalizations are generally over  $1 billion and represent strong risk/return characteristics. Generally a country's or industry's weighting will be limited to 35% of total assets, measured at the time of purchase. del Rey's investment strategy is not designed to track the performance of any specific benchmark.

ING IM

ING IM employs a classic value approach to international investing by seeking out companies whose securities are trading at a discount to their intrinsic value with the potential for improving returns on capital or earnings growth. ING IM primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, ING IM focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Advisers may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares, but does not reflect the impact of sales charges. If it did, returns would be lower than those shown. Other class shares' performance would be higher than Class A shares' performance because of the higher expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 25.68% and Worst quarter: 3rd 2002, (22.23)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns ING International Value Fund		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class A		(2.64%)	0.24%	3.79%			Mar 6, 1995
Class A After tax on distributions		(2.72%)	(1.00%)	2.83%
Class A After tax on distributions with sale		(1.15%)	0.43%	3.34%
Class A MSCI EAFE Index	[1]	7.75%	2.46%	3.50%
Class B		(2.46%)	0.47%	3.67%			Apr 18, 1997
Class B MSCI EAFE Index	[1]	7.75%	2.46%	3.50%
Class C		1.69%	0.78%	3.70%			Mar 6, 1995
Class C MSCI EAFE Index	[1]	7.75%	2.46%	3.50%
Class I		3.64%	1.82%		6.07%		Jun 18, 2001
Class I MSCI EAFE Index	[1]	7.75%	2.46%		5.43%	[2]
Class W		3.54%			10.66%		Jul 20, 2009
Class W MSCI EAFE Index	[1]	7.75%			14.09%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ING MAYFLOWER TRUST
Central Index Key	dei_EntityCentralIndexKey	0000911294
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
ING International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.60%	[1]
1 Yr	rr_ExpenseExampleYear01	728
3 Yrs	rr_ExpenseExampleYear03	1,055
5 Yrs	rr_ExpenseExampleYear05	1,404
10 Yrs	rr_ExpenseExampleYear10	2,385
1 Yr	rr_ExpenseExampleNoRedemptionYear01	728
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,055
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,404
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,385
Annual Return 2001	rr_AnnualReturn2001	(13.33%)
Annual Return 2002	rr_AnnualReturn2002	(17.99%)
Annual Return 2003	rr_AnnualReturn2003	47.75%
Annual Return 2004	rr_AnnualReturn2004	23.92%
Annual Return 2005	rr_AnnualReturn2005	10.14%
Annual Return 2006	rr_AnnualReturn2006	28.25%
Annual Return 2007	rr_AnnualReturn2007	7.88%
Annual Return 2008	rr_AnnualReturn2008	(38.79%)
Annual Return 2009	rr_AnnualReturn2009	22.75%
Annual Return 2010	rr_AnnualReturn2010	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
1 Yr	rr_AverageAnnualReturnYear01	(2.64%)
5 Yrs	rr_AverageAnnualReturnYear05	0.24%
10 Yrs	rr_AverageAnnualReturnYear10	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1995
ING International Value Fund | Class A | After tax on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.72%)
5 Yrs	rr_AverageAnnualReturnYear05	(1.00%)
10 Yrs	rr_AverageAnnualReturnYear10	2.83%
ING International Value Fund | Class A | After tax on distributions with sale
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.15%)
5 Yrs	rr_AverageAnnualReturnYear05	0.43%
10 Yrs	rr_AverageAnnualReturnYear10	3.34%
ING International Value Fund | Class A | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	3.50%	[3]
ING International Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.30%	[1]
1 Yr	rr_ExpenseExampleYear01	733
3 Yrs	rr_ExpenseExampleYear03	1,022
5 Yrs	rr_ExpenseExampleYear05	1,438
10 Yrs	rr_ExpenseExampleYear10	2,479
1 Yr	rr_ExpenseExampleNoRedemptionYear01	233
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	722
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,238
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,479
1 Yr	rr_AverageAnnualReturnYear01	(2.46%)
5 Yrs	rr_AverageAnnualReturnYear05	0.47%
10 Yrs	rr_AverageAnnualReturnYear10	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 18, 1997
ING International Value Fund | Class B | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	3.50%	[3]
ING International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.30%	[1]
1 Yr	rr_ExpenseExampleYear01	333
3 Yrs	rr_ExpenseExampleYear03	722
5 Yrs	rr_ExpenseExampleYear05	1,238
10 Yrs	rr_ExpenseExampleYear10	2,654
1 Yr	rr_ExpenseExampleNoRedemptionYear01	233
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	722
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,238
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,654
1 Yr	rr_AverageAnnualReturnYear01	1.69%
5 Yrs	rr_AverageAnnualReturnYear05	0.78%
10 Yrs	rr_AverageAnnualReturnYear10	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1995
ING International Value Fund | Class C | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	3.50%	[3]
ING International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	401
5 Yrs	rr_ExpenseExampleYear05	695
10 Yrs	rr_ExpenseExampleYear10	1,532
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	401
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	695
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,532
1 Yr	rr_AverageAnnualReturnYear01	3.64%
5 Yrs	rr_AverageAnnualReturnYear05	1.82%
since inception	rr_AverageAnnualReturnSinceInception	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2001
ING International Value Fund | Class I | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[3]
since inception	rr_AverageAnnualReturnSinceInception	5.43%	[3],[4]
ING International Value Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.30%	[1]
1 Yr	rr_ExpenseExampleYear01	132
3 Yrs	rr_ExpenseExampleYear03	416
5 Yrs	rr_ExpenseExampleYear05	722
10 Yrs	rr_ExpenseExampleYear10	1,588
1 Yr	rr_ExpenseExampleNoRedemptionYear01	132
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	416
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	722
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,588
1 Yr	rr_AverageAnnualReturnYear01	3.54%
since inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
ING International Value Fund | Class W | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[3]
since inception	rr_AverageAnnualReturnSinceInception	14.09%	[3],[4]
ING International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Value Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 100) or the Statement of Additional Information (page 184).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

Shareholder Fees Fees paid directly from your investment

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in foreign companies with market capitalizations greater than  $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The Fund holds common stocks, preferred stocks, depositary receipts, as well as convertible securities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities. The Fund may invest in derivative instruments, including forwards, futures, options and swaps, among others. The Fund typically uses derivatives to hedge against currency risk and for purposes of cash equitization.

Under normal circumstances, the Fund will invest at least 65% of its assets in securities of companies located in a number of different countries other than the United States, which may include countries with emerging securities markets.

Brandes Investment Partners, L.P. ("Brandes"), del Rey Global Investors, LLC ("del Rey"), and ING Investment Management Co. ("ING IM") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The three Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund's investment adviser, will determine the amount of assets allocated to Brandes, del Rey, and ING IM.

Brandes

Brandes applies the technique of "value investing" by seeking stocks that its research indicates are priced below their long-term value. The process uses a sophisticated computer database that constantly screens international companies across the globe. Brandes focuses on valuation measures such as price-to-earnings or price-to-book ratios as well as liquidity and market capitalization. Brandes also applies the principles of its investment philosophy to determine an estimate of each company's value, then thoroughly reviews each company to find and purchase shares of businesses that Brandes believes are selling at a significant discount to their true worth.

The Brandes portion of the Fund will typically invest, at the time of purchase, up to the greater of: (i) 20% of its assets in any one country or industry; or (ii) 150% of the weighting of the country or industry in the Morgan Stanley Capital International - Europe, Australasia, and Far East® Index as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended.

del Rey

del Rey seeks to generate long-term alpha by capitalizing on market inefficiencies by employing a high-quality intrinsic value approach. It employs a research-driven, bottom-up approach to security selection and portfolio construction. Companies are bought based on weighing their qualitative attractiveness versus the price that must be paid to obtain them. del Rey seeks to identify strong franchises that should be able to create value for shareholders under reasonable economic assumptions; invest in companies when they are attractively priced; build portfolios one stock at a time; and control risk by remaining well diversified.

del Rey seeks to invest in intrinsically undervalued non-U.S. companies with strong and/or improving business fundamentals. del Rey seeks to invest in approximately 35-60 companies whose capitalizations are generally over  $1 billion and represent strong risk/return characteristics. Generally a country's or industry's weighting will be limited to 35% of total assets, measured at the time of purchase. del Rey's investment strategy is not designed to track the performance of any specific benchmark.

ING IM

ING IM employs a classic value approach to international investing by seeking out companies whose securities are trading at a discount to their intrinsic value with the potential for improving returns on capital or earnings growth. ING IM primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, ING IM focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Advisers may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities believed to be more promising, among others.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company's stocks could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares, but does not reflect the impact of sales charges. If it did, returns would be lower than those shown. Other class shares' performance would be higher than Class A shares' performance because of the higher expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns Class A (as of December 31 of each year)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares, but does not reflect the impact of sales charges. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 25.68% and Worst quarter: 3rd 2002, (22.23)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.80%, 2.50%, 2.50%, 1.50%, and 1.50% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2012. Effective February 11, 2011, the estimated management fee waiver for the Fund would be (0.02)%. There is no guarantee that the management fee waiver will continue after March 1, 2012. The management fee waiver will continue only if the adviser elects to renew it.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.